Related Party Transactions (Details Narrative) - USD ($)	Feb. 16, 2015	Feb. 10, 2015	Jan. 19, 2015	Dec. 18, 2014	Mar. 31, 2015
Repayment of note payable	$ 3,000
January Private Placement [Member]
Number of common stock unit sold			4,330,000
Common stock purchase price per share			$ 0.10
Number of common stock sold			$ 433,000
Allen Note [Member]
Accrued interest relate to note					$ 290
HanderhanNote[Member]
Accrued interest relate to note					$ 1,100
Charles Allen [Member]
Number of common stock shares purchased			50,000
Number of common stock purchased			$ 5,000
Charles Allen [Member] | Allen Note [Member]
Loan from related party				$ 7,990
Note bear interest rate				2.00%
Note due date				Dec. 31, 2015
Repayment of note payable		$ 3,000
Michal Handerhan [Member]
Accrued interest relate to note			$ 108
Number of common stock shares purchased			50,000
Number of common stock purchased			$ 5,000
Michal Handerhan [Member] | HanderhanNote[Member]
Loan from related party			$ 20,000
Note bear interest rate			2.00%
Note due date			Dec. 31, 2015